Operating segments - Summary of depreciation and amortisation within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	$ 4,384	$ 4,015	$ 4,375
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	4,960	4,622	4,980
Reportable segments [Member] | Iron ore [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,723	1,702	1,667
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,312	1,122	1,199
Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,320	1,317	1,452
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	428	455	630
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	177	26	32
Product group [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	4,960	4,622	4,980
Other items [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	77	43	42
Depreciation and amortisation of equity accounted units [Member]
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	$ (653)	$ (650)	$ (647)